Derivative Instruments - Summary of Notional Amounts (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Total notional amounts	$ 8,352,624
Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	8,139,222
Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	213,402
Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	3,946,293
Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,782,881
Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	163,412
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	2,971,541
Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,922,605
Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	48,936
Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,434,790
Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,433,736
Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,054
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	6,241,141
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	6,219,885
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	21,256
Interest rate derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	2,452,561
Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,433,907
Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	18,654
Interest rate derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	2,518,356
Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,515,754
Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	2,602
Interest rate derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,270,224
Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,270,224
Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	1,661,352
Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,660,641
Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	711
Foreign exchange derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	1,188,950
Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,188,239
Foreign exchange derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	711
Foreign exchange derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	312,488
Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	312,488
Foreign exchange derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	159,914
Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	159,914
Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	8,551
Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,817
Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	5,240
Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,494
Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	325,663
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	166,322
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	159,341
Equity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	224,219
Equity derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	103,002
Equity derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	121,217
Equity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	99,481
Equity derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	62,227
Equity derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	37,254
Equity derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,963
Equity derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,093
Equity derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	870
Precious metals and other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	115,917
Precious metals and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	83,487
Precious metals and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	32,094
Precious metals and other commodity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	78,746
Precious metals and other commodity derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	55,798
Precious metals and other commodity derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	22,830
Precious metals and other commodity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	35,976
Precious metals and other commodity derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	26,678
Precious metals and other commodity derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	9,080
Precious metals and other commodity derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,195
Precious metals and other commodity derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,011
Precious metals and other commodity derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	184
Held For Trading For Trading Purpose [member]
Disclosure of financial assets [line items]
Total notional amounts	7,322,125	$ 6,480,068
Held For Trading For Trading Purpose [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	7,108,729	6,281,222
Held For Trading For Trading Purpose [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	213,396	198,846
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	5,299,972	4,861,794
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	5,278,722	4,816,690
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	21,250	45,104
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	1,574,411	1,230,061
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,573,700	1,229,523
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	711	538
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	8,532	5,601
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	323,306	288,153
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	163,965	166,539
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	159,341	121,614
Held For Trading For Trading Purpose [member] | Precious metals and other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	115,904	94,459
Held For Trading For Trading Purpose [member] | Precious metals and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	83,474	62,400
Held For Trading For Trading Purpose [member] | Precious metals and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	32,094	31,590
Held for hedging and held for trading for economic hedges [member]
Disclosure of financial assets [line items]
Total notional amounts	1,030,499	839,537
Held for hedging and held for trading for economic hedges [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,030,493	839,507
Held for hedging and held for trading for economic hedges [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	6	30
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	941,169	754,248
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	941,163	754,218
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	6	30
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	86,941	83,888
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	86,941	83,888
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	19	19
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	2,357	1,380
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,357	1,380
Held for hedging and held for trading for economic hedges [member] | Precious metals and other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	13	2
Held for hedging and held for trading for economic hedges [member] | Precious metals and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	13	2
Forward contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	9,475
Forward contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	9,357
Forward contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	118
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	865,929
Forward contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	844,731
Forward contract [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	20,484
Forward contract [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	714
Forward contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	9,420	8,802
Forward contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	851,206	636,536
Forward contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	55	1,246
Forward contract [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	14,723	8,007
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	88,699
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	85,320
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,379
Centrally cleared forward rate agreements [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	88,699	88,710
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	292,020
Swap contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	44,245
Swap contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	154,361
Swap contract [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	93,414
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	639,470
Swap contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	191,480
Swap contract [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	288,812
Swap contract [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	159,178
Swap contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	273,138	264,672
Swap contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	567,930	516,001
Swap contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	18,882	16,365
Swap contract [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	71,540	74,788
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	5,727,043
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,213,143
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,338,530
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,175,370
Centrally cleared swap contracts [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,805,504	4,395,595
Centrally cleared swap contracts [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	921,539	735,655
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	48,416
Purchased options [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,069
Purchased options [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	38,488
Purchased options [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,069
Purchased options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	9,575
Purchased options [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	353
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	72,180
Purchased options [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	67
Purchased options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	70,395
Purchased options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	67
Purchased options [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,763
Purchased options [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	22
Purchased options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	47,772	29,906
Purchased options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,069	1,502
Purchased options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	72,180	35,005
Purchased options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	67	185
Purchased options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	644	864
Purchased options [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		21
Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	54,232
Written options [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	4,069
Written options [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	43,354
Written options [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	4,069
Written options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	9,791
Written options [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,087
Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	83,062
Written options [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	292
Written options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	81,633
Written options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	292
Written options [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,429
Written options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	54,189	29,005
Written options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	4,069	2
Written options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	82,384	41,981
Written options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	292	289
Written options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	43	88
Written options [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	678	1,072
Futures contract [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	16,118
Futures contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	13,516
Futures contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	2,602
Futures contract [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	352
Futures contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	352
Futures contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	16,112	43,600
Futures contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	352	64
Futures contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	6	30
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,801
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,411
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,073
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	317
Credit default swap contracts - protection purchased [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,782	1,854
Credit default swap contracts - protection purchased [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	19	19
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,071
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	49
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,393
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	629
Centrally cleared credit default swap contracts protection purchased [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,071	748
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	936
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	314
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	497
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	125
Credit default swap contracts - protection sold [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	936	1,736
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,743
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	43
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,277
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	423
Centrally cleared credit default swap contracts protection sold [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,743	1,263
Centrally cleared commodity derivatives [member] | Precious metals and other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	336
Centrally cleared commodity derivatives [member] | Precious metals and other commodity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	118
Centrally cleared commodity derivatives [member] | Precious metals and other commodity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	218
Centrally cleared commodity derivatives [member] | Held For Trading For Trading Purpose [member] | Precious metals and other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	$ 336	$ 469